Subsequent Events	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Subsequent Events
15.
Subsequent Events
The Company has evaluated subsequent events from September 30, 2021, through November 15, 2021, which is the date the unaudited condensed consolidated financial statements were available to be issued. There are no subsequent events requiring recording or disclosure in the condensed consolidated financial statements except as follows:
On October 14, 2021, the Company was notified by a third party of its intent to exercise an option under an existing Membership Interest Purchase Agreement to purchase JO RI Solar, LLC, a subsidiary of the Company which owns and operates a solar energy facility located in Rhode Island with a nameplate capacity of 4.1 MW. The Company classified the assets and liabilities of JO RI Solar, LLC, as held for sale as of this date. The sale is expected to close in the fourth quarter of 2021.

18.
Subsequent Events
The Company has evaluated subsequent events from December 31, 2020 through August 11, 2021, which is the date the audited consolidated financial statements were available to be issued. There are no subsequent events requiring recording or disclosure in the consolidated financial statements except as follows:
Business Combination Agreement
On July 12, 2021, the Company entered a business combination agreement to merge with CBRE Acquisition Holdings, Inc. (“CBAH”). The merger is expected to occur by December 31, 2021 and will result in CBAH acquiring all of the outstanding equity interests of the Company.
Debt Payoff
On January 11, 2021 the Company made a loan payoff to Seminole Funding Resources, LLC to payoff the remaining FastSun Loan principal totaling $4.9 million.

CBRE Acquisition Holdings Inc [Member]
Subsequent Event [Line Items]
Subsequent Events
NOTE 11—SUBSEQUENT EVENTS
Subsequent Events
Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to March 31, 2021, the date the financial statements were issued. Other than the promissory note described in Note 4, the Company did not identify any subsequent events that would have required adjustment or disclosure to the financial statements.

NOTE 11—SUBSEQUENT EVENTS
Subsequent Events
Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to
November 12
, 2021, the date the financial statements were issued.